Income Taxes - Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Statutory tax rate (in Israel)	21.00%	35.00%	23.00%	24.00%	25.00%
(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs and other			(6.50%)	(7.80%)	(5.20%)
Utilization of net operating losses			(0.40%)	(2.50%)
Different tax rates applicable to non-Israeli subsidiaries			0.80%	(2.30%)	(1.50%)
Uncertain tax positions, net			3.40%	(3.30%)	0.70%
Taxes from prior years			0.60%	5.70%	(0.50%)
Change in Federal corporate income tax rate				14.20%
Effective consolidated tax rate			20.90%	28.00%	18.50%